Leases - Schedule of Future Minimum Lease Payments under Capital Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Leases
Total minimum lease payments	¥ 64,100
Less: Amount representing interest	(34,131)
Present value of net lease payments	¥ 29,969